Remuneration of Auditors - Schedule of Services Provided by the Auditors (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Services Provided by the Auditors [Line Items]
Remuneration of auditors	$ 249,055	$ 188,963
Audit or review of the consolidated financial statements - UHY Haines Norton [Member]
Schedule of Services Provided by the Auditors [Line Items]
Remuneration of auditors	152,941	188,963
Audit and Review Services - M&K CPAS, PLLC [Member]
Schedule of Services Provided by the Auditors [Line Items]
Remuneration of auditors	$ 96,114